Taxes (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company's VIE, Xi'an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi'an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023. CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the six months ended March 31, 2021 and 2020 were reported at a blended reduced rate as a result of Xi'an App-chem being approved as a HNTE and enjoying a 15% reduced income tax rate, but subsidiaries of Xi'an App-chem are subject to a 25% income tax rate.
Decreased foreign taxes	$ 302,123	$ 161,869
Net income per share basic and diluted	$ 0.05	$ 0.03
Deferred tax assets, valuation allowance	$ 375,777	$ 321,125	$ 321,125
Accrued tax liabilities	$ 5,700,000		$ 4,400,000
Hong Kong [Member]
Income tax rate foreign	16.50%	16.50%